THE VANTAGEPOINT FUNDS

Vantagepoint Select Value Fund

Supplement dated March 26, 2015 to the

Prospectus dated May 1, 2014, as supplemented

This supplement changes the disclosure in the prospectus and provides new information that should be read together with the prospectus and any supplements thereto.

Brian J. Pratt was added as a portfolio manager to the portion of the Vantagepoint Select Value Fund (“Select Value Fund”) managed by WEDGE Capital Management LLP (“WEDGE”).

As a result of this change, the following should replace the table found in the WEDGE portion of the section titled “Management – Subadvisers” on page 23 of the prospectus.

Name	Title with Subadviser	Length of Service

Paul M. VeZolles, CFA	General Partner and Co-Lead Mid-Cap Analyst	Portfolio Manager of the Fund since October 2007

John G. Norman	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007

Martin L. Robinson, CFA	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007

Brian J. Pratt, CFA	Co-Lead Mid-Cap Analyst	Portfolio Manager of the Fund since March 2015

In addition, the following should replace the table found in the WEDGE portion of the section entitled “Subadvisers and Portfolio Managers” on pages 124-125 of the prospectus.

Name	Five Year Business History	Role in Fund Management

Paul M. VeZolles, CFA	Joined WEDGE in 1995	Co-Lead Mid-Cap Analyst, responsible for the fundamental, bottom-up research for the Fund and making investment recommendations to the Investment Policy Committee; also responsible for making adjustments to the position size, as well as the decision to sell the security.

John G. Norman	Joined WEDGE in 2004	Member of the Investment Policy Committee with primary oversight responsibility.

Martin L. Robinson, CFA	Joined WEDGE in 1996	Member of the Investment Policy Committee with primary oversight responsibility.

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Name	Five Year Business History	Role in Fund Management

Brian J. Pratt, CFA	Joined WEDGE in 2007	Co-Lead Mid-Cap Analyst, responsible for the fundamental, bottom-up research for the Fund and making investment recommendations to the Investment Policy Committee; also responsible for making adjustments to the position size, as well as the decision to sell the security.

Please retain this supplement for future reference.

SUPP-361-201503-1571

THE VANTAGEPOINT FUNDS

Supplement dated March 26, 2015 to the

Statement of Additional Information dated May 1, 2014, as supplemented

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto.

Vantagepoint Select Value Fund

Brian J. Pratt was added as a portfolio manager to the portion of the Vantagepoint Select Value Fund (“Select Value Fund”) managed by WEDGE Capital Management LLP (“WEDGE”).

Therefore, the following information regarding Mr. Pratt should be added to the table relating to WEDGE within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 137 of the SAI. The information regarding the other WEDGE portfolio managers remain unchanged.

WEDGE reported the following regarding other accounts managed by Mr. Pratt as of December 31, 2014.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Select Value Fund
Brian J. Pratt, CFA	2	$769	1	$74	252	$8,146

As of December 31, 2014, Mr. Pratt did not own shares of the Select Value Fund.

INFORMATION ABOUT OFFICERS

Effective March 12, 2015, the Board of Directors of The Vantagepoint Funds (the “Trust”) appointed the following persons as officers of the Trust. Accordingly, the following changes are made to the SAI.

The following should replace the Officers table found on pages 53 and 54 of the SAI.

OFFICERS

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Robert P. Schultze (64)	President	Since March 2015	Chief Executive Officer and President—ICMA Retirement Corporation (February 2015 – present); President and Manager—Vantagepoint Investment Advisers, LLC, and ICMA-RC Services, LLC (broker-dealer); President and	N/A

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Manager—Vantagepoint Transfer Agents, LLC (February 2015 – present); Director and President, VantageTrust Company, LLC (February 2015 – present); Director—Virginia Retirement System (August 2005 – February 2015)

Karen D. McBarnette (56)	Vice President and Chief Compliance Officer	Since November 2014	Senior Vice President and Chief Compliance Officer (November 2014 – present) —ICMA Retirement Corporation; Chief Compliance Officer —Vantagepoint Investment Advisers, LLC and VantageTrust Company, LLC (November 2014 – present); Vice President (Mutual Fund Compliance) (2013 – November 2014), Director (Compliance - Mutual Funds) (2008 – 2013)—ICMA	N/A
Retirement Corporation; Acting Chief Compliance Officer — The Vantagepoint Funds, Vantagepoint Investment Advisers, LLC, ICMA Retirement Corporation, VantageTrust Company, LLC (October 2014 – November 2014)

Gregory J. Dyson (57)	Treasurer	Since March 2015	Senior Vice President and Chief Operations & Marketing Officer—ICMA Retirement Corporation (December 2008 – present); Manager— Vantagepoint	N/A

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Transfer Agents, (December 2009 – present) and ICMA-RC Services, LLC (broker-dealer) (September 2003 – present)

Angela C. Montez (47)	Secretary	Since December 2006	Managing Vice President, Deputy General Counsel (October 2007 – present) and Assistant Secretary (November 2006 – present)—ICMA Retirement Corporation; Assistant Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC(broker-dealer) (December 2011 – present); Assistant Secretary—VantageTrust Company, LLC (February 2008 – present)	N/A

Richard P. Whitty (47)	Assistant Treasurer	Since June 2012	Vice President, Controller (May 2012 – present) and Assistant Treasurer (June 2012 – present)—ICMA Retirement Corporation; Assistant Treasurer, VantageTrust Company, LLC (June 2012 – Present); Assistant Treasurer— Vantagepoint Transfer Agents, LLC, Vantagepoint Investment Advisers, LLC and ICMA-RC Services, LLC (broker-dealer) (December 2012 – present); Director and Assistant Controller —ICMA Retirement Corporation (May 2005 – May 2012)	N/A

George H. Suzich (60)	Assistant Treasurer	Since March 2009	Managing Vice President (Tax & Regulatory Compliance) (January 2014 – present) and Assistant Treasurer (2009 – present)—	N/A

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
ICMA Retirement Corporation; Assistant Treasurer— Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC (broker dealer) (December 2010 – present); Assistant Treasurer—VantageTrust Company, LLC (April 2009 – present); Vice President (Tax & Regulatory Compliance)—ICMA Retirement Corporation (July 2005 – January 2014)

Victor J. Edgar (54)	Assistant Treasurer	Since March 2013	Vice President (Financial Operations) —ICMA Retirement Corporation (October 2012 – present); Director (Financial Operations)—ICMA Retirement Corporation (July 2006 – September 2012)	N/A

Thomas G. McAndrews (47)	Assistant Secretary	Since March 2015	Vice President (Securities Counsel) (June 2008 – present) and Assistant Secretary (February 2015 – present)—ICMA Retirement Corporation; Assistant Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC(broker dealer) (December 2010 – present); Assistant Secretary—VantageTrust Company, LLC (February 2015 – present)	N/A

Christopher F. Chase (40)	Assistant Secretary	Since March 2015	Senior Counsel—ICMA Retirement Corporation (September 2012 – present); Attorney-Advisor—U.S. Securities and Exchange Commission, Division of Corporation Finance (September 2008 – August 2012)	N/A

Please retain this supplement for future reference.

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